ADARA SMALLER COMPANIES FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 97.1%
Advertising — 0.0%
Quotient Technology, Inc.*	8,681	$60,854
Aerospace/Defense — 0.3%
AAR Corp.*	11,755	383,918
Aerovironment, Inc.*	1,433	115,729
Hexcel Corp.*	9,174	471,360
Mercury Systems, Inc.*	2,290	112,095
Moog, Inc., Class A	1,762	121,878
National Presto Industries, Inc.	728	59,536
Park Aerospace Corp.	36,959	476,771
		1,741,287
Agriculture — 0.5%
Alico, Inc.	51,790	1,803,328
Darling Ingredients, Inc.*	8,943	603,832
Fresh Del Monte Produce, Inc.	5,170	128,009
Vector Group Ltd.	9,371	145,625
		2,680,794
Airlines — 0.1%
Allegiant Travel Co.*	418	72,406
SkyWest, Inc.*	12,143	475,641
		548,047
Apparel — 0.5%
Capri Holdings, Ltd.*	5,836	345,608
Crocs, Inc.*	5,163	846,835
Kontoor Brands, Inc.	4,168	224,738
Lakeland Industries, Inc.*	59,740	1,143,424
Skechers U.S.A., Inc., Class A*	3,666	164,677
		2,725,282
Auto Manufacturers — 0.0%
Wabash National Corp.	9,020	150,634
Auto Parts & Equipment — 1.4%
American Axle & Manufacturing Holdings, Inc.*	5,590	49,528
Cooper-Standard Holdings, Inc.*	77,298	1,784,811
Dorman Products, Inc.*	1,452	161,143
Fox Factory Holding Corp.*	4,025	707,474
Gentherm, Inc.*	3,355	283,330
Meritor, Inc.*	25,418	642,821
Methode Electronics, Inc.	2,370	105,394
Shyft Group Inc., (The)	50,136	2,437,111
Unique Fabricating, Inc.*	213,010	477,142
XPEL, Inc.*	12,689	912,212
		7,560,966
Banks — 10.7%
Allegiance Bancshares, Inc.	1,446	58,462
Ameris Bancorp	2,245	109,264
Atlantic Capital Bancshares, Inc.*	58,472	1,633,708
Bank of Marin Bancorp	1,754	60,758
Banner Corp.	1,733	99,266
Baycom Corp.*	38,038	692,672
Cadence Bank	23,167	676,940
Capital Bancorp, Inc.	90,200	2,396,614
Central Pacific Financial Corp.	3,784	101,298
City Holding Co.	4,208	330,160
Civista Bancshares, Inc.	56,490	1,329,210
Community Bank System, Inc.	1,997	141,108
Community Trust Bancorp, Inc.	1,481	62,202
Customers Bancorp, Inc.*	26,161	1,507,920
CVB Financial Corp.	8,715	166,544
Dime Community Bancshares, Inc.	2,193	75,220
Eagle Bancorp, Inc.	2,728	153,723
Esquire Financial Holdings, Inc.*	106,315	3,509,458
Farmers National Bancorp	96,880	1,704,119
First BanCorp	44,758	594,834
First Business Financial Services, Inc.	84,969	2,430,963
First Commonwealth Financial Corp.	18,699	281,046
First Financial Bancorp	24,036	552,828
First Financial Bankshares, Inc.	13,162	657,047
First Financial Corp/IN	1,176	51,109
First Hawaiian, Inc.	13,502	354,427
First Midwest Bancorp, Inc.	9,219	181,891
First Northwest Bancorp	85,100	1,553,075
First of Long Island Corp.	2,367	49,589
Five Star Bancorp	24,690	733,046
Flagstar Bancorp, Inc.	2,203	102,528
Glacier Bancorp, Inc.	15,766	856,094
Great Western Bancorp, Inc.	3,502	117,492
Heritage Financial Corp.	5,441	127,483
HomeStreet, Inc.	2,425	119,722
Hope Bancorp, Inc.	27,648	396,749
Horizon Bancorp	42,617	826,770
Independent Bank Corp.	1,226	96,928
Independent Bank Group, Inc.	581	40,339
LCNB Corp.	59,855	1,146,223
Level One Bancorp, Inc.	47,210	1,788,787
Live Oak Bancshares, Inc.	31,459	2,802,997
Meta Financial Group, Inc.	31,733	1,896,681
Metropolitan Bank Holding Corp.*	43,654	4,144,074
NBT Bancorp, Inc.	1,326	47,882
Northeast Bank	91,070	2,949,757
OFG Bancorp	8,258	199,018
Orrstown Financial Services, Inc.	48,860	1,143,324
Park National Corp.	1,307	170,028
Parke Bancorp, Inc.	98,541	2,020,090
Preferred Bank	1,416	96,500
S&T Bancorp, Inc.	9,347	279,569
Seacoast Banking Corp. of Florida	18,403	621,469
Silvergate Capital Corp., Class A*	9,575	1,957,896
Simmons First National Corp., Class A	4,546	132,334
Southside Bancshares, Inc.	4,513	183,905
SVB Financial Group*	807	558,710
Tompkins Financial Corp.	2,296	179,455
TriCo Bancshares	3,140	132,382
Triumph Bancorp, Inc.*	21,825	2,779,414
TrustCo Bank Corp. NY	1,864	60,878
UMB Financial Corp.	3,164	318,235
United Community Banks, Inc.	12,730	436,257
Unity Bancorp, Inc.	67,680	1,759,680
US Century Bank, Class A*	92,690	1,390,350
Veritex Holdings, Inc.	11,815	468,228
Walker & Dunlop, Inc.	1,239	174,315
West Bancorporation, Inc.	78,010	2,420,650
Westamerica Bancorp	2,361	126,975
		57,318,669
Beverages — 1.1%
Celsius Holdings, Inc.*	40,894	2,797,558
Coca-Cola Consolidated, Inc.	279	159,189
Duckhorn Portfolio Inc., (The)*	70,229	1,349,099
MGP Ingredients, Inc.	8,372	652,849
National Beverage Corp.	1,098	57,030
Vita Coco Co Inc., (The)*	58,908	795,258
		5,810,983
Biotechnology — 5.7%
Allogene Therapeutics, Inc.*	13,641	252,222
ALX Oncology Holdings, Inc.*	9,426	303,140
Anavex Life Sciences Corp.*	13,448	260,891
ANI Pharmaceuticals, Inc.*	1,365	56,156
Apellis Pharmaceuticals, Inc.*	30,186	1,270,227
Applied Therapeutics, Inc.*	33,900	389,172
Athira Pharma, Inc.*	4,870	65,647
Avid Bioservices, Inc.*	101,582	3,104,346
Bicycle Therapeutics PLC ADR*	9,736	523,310
Biohaven Pharmaceutical Holding Co., Ltd.*	6,127	687,694
Biomea Fusion, Inc.*	30,886	372,794
C4 Therapeutics, Inc.*	26,614	987,912
Cara Therapeutics, Inc.*	3,748	49,399
Celldex Therapeutics, Inc.*	38,386	1,462,506
Crinetics Pharmaceuticals, Inc.*	111,259	3,039,596
Day One Biopharmaceuticals, Inc.*	30,580	561,755
DICE Therapeutics, Inc.*	44,684	1,413,802
Dynavax Technologies Corp.*	35,868	579,268
Elevation Oncology, Inc.*	22,782	147,855
Emergent BioSolutions, Inc.*	3,096	136,595
Evelo Biosciences, Inc.*	6,908	59,547
Evolus, Inc.*	6,490	35,955
EyePoint Pharmaceuticals, Inc.*	38,474	607,889
Homology Medicines, Inc.*	8,858	44,733
Imago Biosciences, Inc.*	26,875	601,194
Immunocore Holdings PLC ADR*	6,884	247,755
IVERIC bio, Inc.*	82,801	1,210,551
Kiniksa Pharmaceuticals Ltd.*	4,885	56,764
Kinnate Biopharma, Inc.*	2,468	49,311
Kymera Therapeutics, Inc.*	16,487	915,358
Lexicon Pharmaceuticals, Inc.*	13,143	60,195
Ligand Pharmaceuticals, Inc.*	978	158,358
MaxCyte, Inc.*	47,719	476,236
Myriad Genetics, Inc.*	3,311	85,622
Nektar Therapeutics*	5,506	61,997
Nuvalent, Inc., Class A*	45,661	973,949
Omeros Corp.*	8,095	58,284
Oyster Point Pharma, Inc.*	5,537	57,751
Phathom Pharmaceuticals, Inc.*	2,157	38,696
Relay Therapeutics, Inc.*	86,573	2,546,978
Rubius Therapeutics, Inc.*	3,572	44,150
Seer, Inc.*	18,650	416,081
SpringWorks Therapeutics, Inc.*	39,588	2,844,398
Tarsus Pharmaceuticals, Inc.*	1,883	50,088
Ventyx Biosciences, Inc.*	48,392	950,903
Vor BioPharma, Inc.*	3,503	40,425
Xenon Pharmaceuticals, Inc.*	86,051	2,297,562
		30,655,017
Building Materials — 0.9%
AAON, Inc.	2,783	217,074
American Woodmark Corp.*	2,580	159,031
Apogee Enterprises, Inc.	7,722	318,919
Armstrong World Industries, Inc.	16,311	1,728,477
AZEK Co., Inc., (The)*	11,289	442,754
Boise Cascade Co.	3,571	231,508
Gibraltar Industries, Inc.*	4,141	281,174
PGT Innovations, Inc.*	6,101	125,314
Simpson Manufacturing Co., Inc.	2,069	238,680
SPX Corp.*	4,521	262,896
UFP Industries, Inc.	8,103	674,818
		4,680,645
Chemicals — 1.3%
AdvanSix, Inc.	3,917	177,401
Axalta Coating Systems Ltd.*	49,851	1,511,482
Balchem Corp.	1,142	180,436
Chemours Co., (The)	9,276	275,497
Codexis, Inc.*	69,275	2,404,535
GCP Applied Technologies, Inc.*	3,880	90,559
Innospec, Inc.	1,121	91,025
Koppers Holdings, Inc.*	7,974	240,815
Kraton Corp.*	5,466	251,764
Rayonier Advanced Materials, Inc.*	14,149	77,537
Rogers Corp.*	1,868	509,254
Stepan Co.	2,701	304,430
Trinseo PLC	12,949	611,581
		6,726,316
Coal — 0.0%
Warrior Met Coal, Inc.	9,551	205,251
Commercial Services — 4.8%
Acacia Research Corp.*	317,600	1,556,240
AirSculpt Technologies, Inc.*	100,487	1,135,503
American Public Education, Inc.*	1,140	21,535
AMN Healthcare Services, Inc.*	3,294	375,549
ARC Document Solutions, Inc.	593,120	1,720,048
Arlo Technologies, Inc.*	8,822	68,370
ASGN, Inc.*	2,386	290,328
Barrett Business Services, Inc.	47,128	3,326,766
BGSF, Inc.	168,180	2,354,520
Brink's Co., (The)	4,054	247,943
CoreCivic, Inc.*	163,126	1,756,867
CRA International, Inc.	25,040	2,305,433
Cross Country Healthcare, Inc.*	101,832	2,663,925
Deluxe Corp.	3,793	128,355
Ennis, Inc.	6,188	117,696
European Wax Center, Inc., Class A*	83,706	2,257,551
Forrester Research, Inc.*	2,017	113,839
Green Dot Corp., Class A*	4,948	177,633
HealthEquity, Inc.*	9,601	524,983
Heidrick & Struggles International, Inc.	2,031	87,678
Insperity, Inc.	2,292	265,276
Kelly Services, Inc., Class A	6,125	103,268
MarketAxess Holdings, Inc.	1,203	424,286
Medifast, Inc.	1,970	405,308
Performant Financial Corp.*	109,371	294,208
Progyny, Inc.*	5,996	304,417
Rent-A-Center, Inc.	3,409	150,576
Resources Connection, Inc.	5,457	93,751
SP Plus Corp.*	41,737	1,131,490
Strategic Education, Inc.	2,810	150,335
TechTarget, Inc.*	4,199	405,749
Viad Corp.*	10,826	458,048
		25,417,474
Computers — 3.7%
3D Systems Corp.*	9,382	213,722
CACI International, Inc., Class A*	1,145	297,047
Computer Services, Inc.	16,980	942,390
Diebold Nixdorf, Inc.*	12,251	99,356
DXC Technology Co.*	33,125	993,419
Endava PLC, SP ADR*	20,368	3,188,407
ExlService Holdings, Inc.*	1,497	194,415
Grid Dynamics Holdings, Inc.*	136,250	5,345,087
Insight Enterprises, Inc.*	2,176	214,597
MAXIMUS, Inc.	6,753	509,514
NCR Corp.*	56,735	2,206,991
Quantum Corp.*	354,480	1,939,006
Rimini Street, Inc.*	290,070	1,917,363
Science Applications International Corp.	1,681	141,019
Telos Corp.*	18,357	289,123
Tenable Holdings, Inc.*	11,794	582,624
TTEC Holdings, Inc.	3,501	295,449
WNS Holdings, Ltd., ADR*	7,259	610,264
		19,979,793
Cosmetics/Personal Care — 0.8%
Beauty Health Co., (The)*	111,748	2,900,978
elf Beauty, Inc.*	18,751	564,780
Inter Parfums, Inc.	10,495	921,776
		4,387,534
Distribution/Wholesale — 1.1%
G-III Apparel Group Ltd.*	19,012	563,516
H&E Equipment Services, Inc.	23,908	1,006,527
Manitex International, Inc.*	315,430	2,066,066
Pool Corp.	2,106	1,166,977
SiteOne Landscape Supply, Inc.*	2,050	492,738
Univar Solutions, Inc.*	22,085	572,222
WESCO International, Inc.*	371	46,052
		5,914,098
Diversified Financial Services — 1.0%
Cowen, Inc., Class A	27,208	962,619
Encore Capital Group, Inc.*	3,458	201,740
Enova International, Inc.*	3,612	137,689
Houlihan Lokey, Inc.	5,136	557,461
Interactive Brokers Group, Inc., Class A	3,063	226,111
Moelis & Co., Class A	4,878	299,070
Silvercrest Asset Management Group, Inc., Class A	112,586	1,811,509
Stronghold Digital Mining, Inc., Class A*	12,770	220,155
Virtus Investment Partners, Inc.	807	239,986
World Acceptance Corp.*	2,155	442,680
		5,099,020
Electric — 0.0%
Unitil Corp.	5,128	212,504
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	179,508
Insteel Industries, Inc.	708	29,849
Littelfuse, Inc.	1,079	322,060
		531,417
Electronics — 2.3%
Atkore International Group, Inc.*	11,469	1,221,449
Brady Corp., Class A	2,928	147,132
Camtek Ltd. (Israel)*	52,472	2,420,009
Coherent, Inc.*	1,014	262,555
Comtech Telecommunications Corp.	105,617	2,681,616
FARO Technologies, Inc.*	2,255	156,632
II-VI, Inc.*	3,812	238,364
Itron, Inc.*	11,510	712,584
Ituran Location and Control Ltd.	27,351	720,152
Kimball Electronics, Inc.*	61,880	1,313,094
OSI Systems, Inc.*	1,136	103,296
Plexus Corp.*	2,641	222,214
Sanmina Corp.*	6,648	242,918
SYNNEX Corp.	830	85,872
TTM Technologies, Inc.*	8,548	117,791
Vicor Corp.*	11,742	1,684,507
		12,330,185
Energy-Alternate Sources — 0.8%
Aemetis, Inc.*	42,421	795,818
Fluence Energy, Inc.*	15,231	482,670
Green Plains, Inc.*	67,316	2,601,763
Renewable Energy Group, Inc.*	4,229	202,062
REX American Resources Corp.*	840	76,440
SolarEdge Technologies, Inc.*	1,052	344,804
		4,503,557
Engineering & Construction — 2.4%
908 Devices, Inc.*	1,543	37,032
Arcosa, Inc.	619	31,674
Bowman Consulting Group, Ltd.*	68,740	1,163,081
Comfort Systems USA, Inc.	23,927	2,269,954
EMCOR Group, Inc.	4,741	565,791
Exponent, Inc.	7,338	854,877
Latham Group, Inc.*	23,112	595,596
Mistras Group, Inc.*	49,900	397,703
MYR Group, Inc.*	5,139	568,939
NV5 Global, Inc.*	11,663	1,533,684
Southwest Gas Holdings, Inc.	17,469	1,149,635
Sterling Construction Co., Inc.*	79,550	2,050,004
TopBuild Corp.*	2,707	730,322
WillScot Mobile Mini Holdings Corp., Class A*	24,865	947,108
		12,895,400
Entertainment — 1.0%
Cinemark Holdings, Inc.*	5,246	81,418
Everi Holdings, Inc.*	122,266	2,535,797
Golden Entertainment, Inc.*	26,026	1,194,854
Monarch Casino & Resort, Inc.*	3,215	216,594
NEOGAMES SA*	24,305	809,842
Scientific Games Corp.*	6,167	394,195
		5,232,700
Environmental Control — 1.4%
Energy Recovery, Inc.*	61,117	1,298,736
Harsco Corp.*	52,837	770,363
Li-Cycle Holdings Corp.*	88,982	1,109,606
Montrose Environmental Group, Inc.*	48,348	3,540,524
Tetra Tech, Inc.	3,198	590,607
		7,309,836
Financial Services — 0.2%
CM Life Sciences III, Inc.	82,905	860,554
Food — 1.7%
B&G Foods, Inc.	10,026	302,084
Calavo Growers, Inc.	6,482	262,780
Hostess Brands, Inc.*	106,514	1,809,673
Ingles Markets, Inc., Class A	15,713	1,206,444
J&J Snack Foods Corp.	578	78,943
Landec Corp.*	134,238	1,067,192
Real Good Food Co Inc., (The)*	57,119	459,808
Sanderson Farms, Inc.	1,371	257,446
SpartanNash Co.	7,719	184,716
United Natural Foods, Inc.*	8,258	410,588
Weis Markets, Inc.	1,995	125,585
Whole Earth Brands, Inc.*	259,820	2,743,699
		8,908,958
Food Service — 0.3%
Sovos Brands, Inc.*	107,887	1,664,696
Forest Products & Paper — 0.1%
Clearwater Paper Corp., Class A*	2,737	110,164
Glatfelter Corp.	3,168	52,177
Mercer International, Inc.	7,834	83,824
Neenah Paper, Inc.	2,280	105,997
Schweitzer-Mauduit International, Inc.	6,314	181,212
		533,374
Gas — 0.1%
Chesapeake Utilities Corp.	1,307	166,459
Northwest Natural Holding, Co.	7,883	339,915
South Jersey Industries, Inc.	6,472	152,092
Spire, Inc.	535	32,020
		690,486
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	166,942
Hurco Cos., Inc.	50,160	1,511,321
MSA Safety, Inc.	3,681	527,561
		2,205,824
Healthcare-Products — 2.8%
ABIOMED, Inc.*	1,453	457,375
Accelerate Diagnostics, Inc.*	8,811	44,055
Accuray, Inc.*	10,171	48,923
Adaptive Biotechnologies Corp.*	9,505	247,985
Alphatec Holdings, Inc.*	104,896	1,164,346
Axonics Modulation Technologies, Inc.*	7,905	430,111
BioLife Solutions, Inc.*	6,920	264,067
Cerus Corp.*	83,916	578,181
Cutera, Inc.*	10,837	377,778
Haemonetics Corp.*	13,126	672,707
ICU Medical, Inc.*	578	130,749
Inari Medical, Inc.*	4,834	398,998
Inspire Medical Systems, Inc.*	5,364	1,197,620
Integra LifeSciences Holdings Corp.*	3,088	197,478
Masimo Corp.*	2,530	703,644
Meridian Bioscience, Inc.*	2,767	55,091
Merit Medical Systems, Inc.*	3,088	194,112
MiMedx Group, Inc.*	8,444	59,192
Natera, Inc.*	10,379	949,263
Natus Medical, Inc.*	2,851	64,433
Neogen Corp.*	4,620	185,401
NuVasive, Inc.*	789	37,919
Omnicell, Inc.*	4,729	837,033
OraSure Technologies, Inc.*	5,505	51,362
Patterson Cos., Inc.	32,899	1,035,332
Repligen Corp.*	3,941	1,129,096
SeaSpine Holdings Corp.*	66,627	894,801
SI-BONE, Inc.*	33,438	643,682
Surmodics, Inc.*	1,097	48,191
Treace Medical Concepts, Inc.*	22,143	383,295
Varex Imaging Corp.*	7,739	220,948
West Pharmaceutical Services, Inc.	2,836	1,255,384
		14,958,552
Healthcare-Services — 1.3%
Amedisys, Inc.*	2,182	304,716
Chemed Corp.	621	289,069
Community Health Systems, Inc.*	11,880	142,917
eHealth, Inc.*	5,640	124,531
Ensign Group, Inc., (The)	2,070	158,003
Fulgent Genetics, Inc.*	1,371	128,216
Inotiv, Inc.*	28,336	1,473,472
LHC Group, Inc.*	6,749	774,245
MEDNAX, Inc.*	22,733	558,323
ModivCare, Inc.*	2,212	303,110
National HealthCare Corp.	783	50,496
Pennant Group Inc., (The)*	2,221	45,153
Personalis, Inc.*	14,562	197,315
RadNet, Inc.*	43,974	1,185,539
Thorne HealthTech, Inc.*	78,434	658,846
Tivity Health, Inc.*	2,357	56,144
US Physical Therapy, Inc.	1,232	105,927
Vapotherm, Inc.*	17,488	384,736
		6,940,758
Home Builders — 1.3%
Century Communities, Inc.	9,495	674,810
Installed Building Products, Inc.	5,276	681,079
LCI Industries	2,012	306,367
LGI Homes, Inc.*	2,657	381,704
M/I Homes, Inc.*	5,874	328,298
MDC Holdings, Inc.	4,389	209,970
Skyline Corp.*	49,461	3,870,323
Winnebago Industries, Inc.	5,231	377,783
		6,830,334
Home Furnishings — 1.1%
Arhaus, Inc.*	73,852	715,626
Hamilton Beach Brand-A	83,370	1,250,550
iRobot Corp.*	968	73,481
Lovesac Co., (The)*	25,145	1,591,175
Sleep Number Corp.*	2,991	238,622
Universal Electronics, Inc.*	47,710	1,727,102
		5,596,556
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,283	61,815
Quanex Building Products Corp.	1,957	41,821
WD-40 Co.	995	223,228
		326,864
Housewares — 0.5%
Lifetime Brands, Inc.	148,130	2,405,631
Tupperware Brands Corp.*	20,372	318,618
		2,724,249
Insurance — 2.1%
American Equity Investment Life Holding Co.	54,876	1,845,480
Axis Capital Holdings Ltd.	28,437	1,412,750
BRP Group, Inc., Class A*	46,470	1,721,249
Employers Holdings, Inc.	3,682	142,162
Genworth Financial, Inc., Class A*	268,223	1,024,612
GoHealth, Inc., Class A*	39,436	139,603
HCI Group, Inc.	2,480	273,792
Heritage Insurance Holdings, Inc.	205,400	1,367,964
Horace Mann Educators Corp.	1,864	69,098
NMI Holdings, Inc., Class A*	9,565	187,474
RLI Corp.	1,478	151,909
Safety Insurance Group, Inc.	1,702	131,513
Selective Insurance Group, Inc.	3,866	292,038
Selectquote, Inc.*	4,406	39,654
Stewart Information Services Corp.	2,200	156,684
United Fire Group, Inc.	2,567	53,702
Universal Insurance Holdings, Inc.	6,184	93,193
White Mountains Insurance Group Ltd.	2,224	2,230,450
		11,333,327
Internet — 3.0%
Backblaze, Inc., Class A*	82,346	1,767,969
Bandwidth, Inc., Class A*	6,883	493,236
ChannelAdvisor Corp.*	106,440	2,662,064
Couchbase, Inc.*	42,162	1,393,454
DHI Group, Inc.*	260,740	1,340,204
ePlus, Inc.*	13,188	1,391,202
Eventbrite, Inc., Class A*	25,706	388,161
Groupon, Inc.*	2,392	49,419
Liquidity Services, Inc.*	49,863	1,130,394
Magnite, Inc.*	16,848	297,030
Perion Network Ltd.*	75,076	1,813,085
Poshmark, Inc., Class A*	25,189	478,087
RumbleON, Inc., Class B*	24,539	968,064
Solo Brands, Inc., Class A*	70,186	1,172,106
Upwork, Inc.*	10,875	405,202
		15,749,677
Iron/Steel — 0.1%
Allegheny Technologies, Inc.*	7,199	102,514
Carpenter Technology Corp.	11,908	327,232
		429,746
Leisure Time — 0.8%
Callaway Golf Co.*	4,678	126,119
Lindblad Expeditions Holdings, Inc.*	86,951	1,218,184
Vista Outdoor, Inc.*	32,063	1,400,191
Xponential Fitness, Inc., Class A*	77,469	1,506,772
		4,251,266
Lodging — 0.5%
Boyd Gaming Corp.*	4,776	279,921
Full House Resorts, Inc.*	125,176	1,121,577
Playa Hotels & Resorts NV*	176,773	1,258,624
		2,660,122
Machinery-Construction & Mining — 0.2%
Argan, Inc.	26,500	1,041,450
Hyster-Yale Materials Handling, Inc.	2,630	103,254
		1,144,704
Machinery-Diversified — 2.1%
Agrify Corp.*	33,614	515,975
Albany International Corp., Class A	1,126	91,127
Applied Industrial Technologies, Inc.	1,045	99,317
Chart Industries, Inc.*	11,862	2,070,512
CIRCOR International, Inc.*	6,879	185,389
Colfax Corp.*	14,671	681,321
Curtiss-Wright Corp.	2,004	252,143
GrafTech International Ltd.	111,417	1,298,008
Kornit Digital Ltd.*	3,416	529,173
NN, Inc.*	175,910	782,800
Ranpak Holdings Corp.*	44,593	1,767,221
SPX FLOW, Inc.	1,840	153,658
Tennant Co.	2,414	189,885
Toro Co., (The)	5,348	537,795
Twin Disc, Inc.*	183,595	2,199,468
		11,353,792
Media — 0.1%
AMC Networks, Inc., Class A*	2,168	83,707
EW Scripps Co., (The), Class A	6,465	119,796
Gannett Co., Inc.*	7,889	40,313
Meredith Corp.*	848	50,032
Scholastic Corp.	5,235	197,045
		490,893
Metal Fabricate/Hardware — 1.2%
AZZ, Inc.	1,964	101,912
Mueller Industries, Inc.	5,975	330,597
Northwest Pipe Co.*	114,040	3,282,071
Proto Labs, Inc.*	984	49,318
Standex International Corp.	1,485	152,970
Strattec Security Corp.*	36,220	1,324,928
Xometry, Inc., Class A*	22,226	1,104,854
		6,346,650
Mining — 0.4%
Arconic Corp.*	1,693	45,237
Astec Industries, Inc.	3,361	210,668
Century Aluminum Co.*	18,637	246,568
Energy Fuels Inc.*	159,099	1,385,752
Kaiser Aluminum Corp.	3,076	274,471
		2,162,696
Miscellaneous Manufacturing — 0.7%
Axon Enterprise, Inc.*	5,340	901,338
EnPro Industries, Inc.	4,961	506,022
ESCO Technologies, Inc.	1,920	156,941
Fabrinet*	8,038	888,681
John Bean Technologies Corp.	2,493	393,321
Materion Corp.	2,877	243,567
Myers Industries, Inc.	2,441	47,551
Raven Industries, Inc.*	3,538	205,204
Sturm Ruger & Co., Inc.	2,066	148,111
		3,490,736
Office Furnishings — 0.0%
Interface, Inc.	5,954	84,904
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	13,705	93,605
Oil & Gas — 1.7%
Centennial Resource Development Inc/DE, Class A*	76,763	478,233
Civitas Resources, Inc.	27,767	1,419,171
Evolution Petroleum Corp.	53,143	264,121
Helmerich & Payne, Inc.	4,567	102,529
HollyFrontier Corp.	25,075	810,424
Matador Resources Co.	42,769	1,679,539
Patterson-UTI Energy, Inc.	112,890	797,003
PBF Energy, Inc., Class A*	5,245	65,720
PDC Energy, Inc.	21,646	1,091,608
Penn Virginia Corp.*	18,818	506,581
Range Resources Corp., Class A*	29,237	571,876
SM Energy Co.	20,638	598,502
Southwestern Energy Co.*	112,602	504,457
Talos Energy, Inc.*	23,929	238,572
		9,128,336
Oil & Gas Services — 1.0%
Bristow Group, Inc.*	2,104	62,489
Core Laboratories NV	9,482	217,043
DMC Global, Inc.*	47,374	1,729,151
Helix Energy Solutions Group, Inc.*	41,891	127,349
Natural Gas Services Group, Inc.*	181,610	1,935,962
NOW, Inc.*	14,472	120,986
Oceaneering International, Inc.*	48,849	522,196
Profire Energy, Inc.*	559,280	620,801
		5,335,977
Packaging & Containers — 0.3%
Karat Packaging, Inc.*	46,915	1,031,661
Matthews International Corp., Class A	5,499	190,650
TriMas Corp.	17,371	575,328
		1,797,639
Pharmaceuticals — 2.2%
Aerie Pharmaceuticals, Inc.*	4,972	50,217
Alector, Inc.*	14,725	304,071
Amphastar Pharmaceuticals, Inc.*	6,771	132,441
Anika Therapeutics, Inc.*	1,216	47,582
Centessa Pharmaceuticals PLC, ADR*	37,471	444,031
Collegium Pharmaceutical, Inc.*	3,803	66,857
Cytokinetics, Inc.*	82,298	3,237,603
Eagle Pharmaceuticals, Inc.*	1,650	78,672
Enanta Pharmaceuticals, Inc.*	4,093	361,330
Harmony Biosciences Holdings, Inc.*	1,502	51,203
Intellia Therapeutics, Inc.*	5,921	680,974
MERUS NV*	54,137	1,408,103
Morphic Holding, Inc.*	16,001	763,248
Myovant Sciences Ltd.*	14,403	242,114
Owens & Minor, Inc.	7,220	288,800
Passage Bio, Inc.*	5,820	42,428
Phibro Animal Health Corp., Class A	2,996	58,692
Premier, Inc., Class A	59,941	2,222,013
Prestige Brands Holdings, Inc.*	3,474	194,370
ProQR Therapeutics NV*	126,755	894,890
Rhythm Pharmaceuticals, Inc.*	4,410	39,470
Supernus Pharmaceuticals, Inc.*	2,052	61,499
		11,670,608
Real Estate — 0.3%
McGrath RentCorp	15,440	1,193,512
Newmark Group, Inc., Class A	29,808	478,717
Realogy Holdings Corp.*	7,502	113,955
		1,786,184
REITS — 2.9%
Agree Realty Corp.	1,641	110,866
Alexander & Baldwin, Inc.	7,110	156,633
Alexander's, Inc.	311	79,489
Alpine Income Property Trust, Inc.	122,664	2,195,686
American Finance Trust, Inc.	16,341	129,748
Apollo Commercial Real Estate Finance, Inc.	44,054	596,051
ARMOUR Residential REIT, Inc.	7,185	70,341
CareTrust REIT, Inc.	3,664	74,049
Centerspace	1,467	149,913
Chatham Lodging Trust*	21,374	254,564
City Office REIT, Inc.	3,905	65,135
Community Healthcare Trust, Inc.	2,769	119,150
CoreSite Realty Corp.	1,355	231,773
CTO Realty Growth, Inc.	1,261	69,254
DiamondRock Hospitality Co.*	13,130	114,362
Diversified Healthcare Trust	49,085	136,947
Easterly Government Properties, Inc.	4,780	100,237
EastGroup Properties, Inc.	2,590	527,583
Franklin Street Properties Corp.	14,185	81,706
Getty Realty Corp.	5,173	157,932
Global Medical REIT, Inc.	95,430	1,559,326
Great Ajax Corp.	201,011	2,540,779
Healthcare Realty Trust, Inc.	2,820	88,322
Hersha Hospitality Trust*	5,689	50,234
Industrial Logistics Properties Trust	1,672	37,052
Kite Realty Group Trust	7,450	149,894
KKR Real Estate Finance Trust, Inc.	9,611	198,275
Lexington Realty Trust	12,112	182,286
LTC Properties, Inc.	992	31,506
Mack-Cali Realty Corp.*	4,857	81,160
Medical Properties Trust, Inc.	5,867	124,908
New York Mortgage Trust, Inc.	183,589	684,787
NexPoint Residential Trust, Inc.	2,319	172,951
Office Properties Income Trust	6,995	165,991
One Liberty Properties, Inc.	1,957	63,661
PennyMac Mortgage Investment Trust	24,404	423,898
PS Business Parks, Inc.	1,242	217,598
Ready Capital Corp.	6,588	101,192
Redwood Trust, Inc.	77,920	998,934
Retail Opportunity Investments Corp.	28,261	496,263
Saul Centers, Inc.	4,226	208,046
SITE Centers Corp.	6,795	102,333
Tanger Factory Outlet Centers, Inc.	33,410	661,852
Uniti Group, Inc.	14,802	196,423
Universal Health Realty Income Trust	6,159	342,872
Urstadt Biddle Properties, Inc., Class A	4,472	84,431
Washington Real Estate Investment Trust	6,312	159,062
Whitestone REIT	6,055	56,069
		15,601,524
Retail — 7.6%
Abercrombie & Fitch Co., Class A*	15,634	562,824
American Eagle Outfitters, Inc.	21,011	543,975
Asbury Automotive Group, Inc.*	2,463	403,045
Aspen Aerogels, Inc.*	67,311	3,847,497
Big Lots, Inc.	7,174	311,208
BJ's Restaurants, Inc.*	7,047	210,423
BJ's Wholesale Club Holdings, Inc.*	41,770	2,763,086
Bloomin' Brands, Inc.*	20,453	361,405
BlueLinx Holdings, Inc.*	2,952	208,234
Boot Barn Holdings, Inc.*	41,634	5,093,504
Brilliant Earth Group, Inc., Class A*	82,279	1,307,413
Buckle, Inc., (The)	2,951	138,815
Build-A-Bear Workshop, Inc.*	133,470	2,276,998
Cannae Holdings, Inc.*	69,782	2,063,454
Casey's General Stores, Inc.	1,888	366,820
Children's Place, Inc., (The)*	9,732	842,110
Destination XL Group, Inc.*	165,810	1,185,542
DineEquity, Inc.	1,134	81,444
El Pollo Loco Holdings, Inc.*	9,027	113,921
FirstCash, Inc.	2,930	187,051
Five Below, Inc.*	3,696	751,914
Freshpet, Inc.*	2,391	258,276
GMS, Inc.*	16,779	937,443
Group 1 Automotive, Inc.	2,270	442,083
Guess?, Inc.	12,246	276,147
Hibbett Sports, Inc.	1,413	110,143
Kura Sushi USA, Inc., Class A*	20,607	1,310,605
Lithia Motors, Inc., Class A	382	111,288
Movado Group, Inc.	24,232	1,087,290
MSC Industrial Direct Co., Inc., Class A	4,693	369,339
Murphy USA, Inc.	16,274	2,820,772
Ollie's Bargain Outlet Holdings, Inc.*	5,652	349,802
OptimizeRx Corp.*	32,022	2,081,430
Papa John's International, Inc.	4,229	515,600
PetMed Express, Inc.	1,785	48,838
Portillo's, Inc., Class A*	41,674	1,698,216
PriceSmart, Inc.	1,079	77,386
RH*	2,399	1,399,049
Shake Shack, Inc., Class A*	6,254	456,479
Shoe Carnival, Inc.	6,304	246,486
Signet Jewelers Ltd.	5,100	495,414
Texas Roadhouse, Inc.	2,804	232,564
Vroom, Inc.*	12,103	167,384
Wingstop, Inc.	3,389	544,273
World Fuel Services Corp.	21,956	548,680
Zumiez, Inc.*	3,678	168,305
		40,373,975
Savings & Loans — 1.3%
Axos Financial, Inc.*	3,461	195,927
Banc of California, Inc.	5,748	112,603
Berkshire Hills Bancorp, Inc.	18,383	491,010
Brookline Bancorp, Inc.	4,158	64,158
Eagle Bancorp Montana, Inc.	73,010	1,606,950
FS Bancorp, Inc.	66,364	2,154,176
Northfield Bancorp, Inc.	4,651	78,370
Northwest Bancshares, Inc.	5,826	77,369
Pacific Premier Bancorp, Inc.	8,033	311,279
Provident Financial Services, Inc.	10,750	253,055
Riverview Bancorp, Inc.	239,710	1,781,045
		7,125,942
Semiconductors — 6.2%
Advanced Energy Industries, Inc.	2,466	216,244
Allegro MicroSystems, Inc.*	16,710	521,853
Amtech Systems, Inc.*	248,810	2,463,219
Axcelis Technologies, Inc.*	54,097	3,344,277
AXT, Inc.*	268,412	2,206,347
Bloom Energy Corp., Class A*	12,467	342,593
Brooks Automation, Inc.	5,569	629,854
Cirrus Logic, Inc.*	3,525	282,634
CMC Materials, Inc.	1,581	209,957
FormFactor, Inc.*	18,325	768,184
Impinj, Inc.*	50,487	3,785,010
inTEST Corp.*	177,530	2,526,252
Kulicke & Soffa Industries, Inc.	6,419	370,120
Lattice Semiconductor Corp.*	8,860	672,740
MKS Instruments, Inc.	1,371	208,611
Monolithic Power Systems, Inc.	1,952	1,080,354
Onto Innovation, Inc.*	3,032	285,493
Photronics, Inc.*	201,145	2,657,125
Power Integrations, Inc.	13,152	1,315,595
Semtech Corp.*	12,059	1,033,094
Silicon Laboratories, Inc.*	2,596	509,517
SiTime Corp.*	11,183	3,337,902
SMART Global Holdings, Inc.*	34,459	1,964,852
Ultra Clean Holdings, Inc.*	42,352	2,321,313
Veeco Instruments, Inc.*	3,472	92,286
		33,145,426
Software — 5.4%
8x8, Inc.*	4,085	88,032
ACI Worldwide, Inc.*	46,120	1,343,937
Alight, Inc., Class A*	112,003	1,164,831
Apollo Medical Holdings, Inc.*	692	64,820
Asure Software, Inc.*	277,042	2,377,020
Avaya Holdings Corp.*	85,834	1,671,188
BigCommerce Holdings, Inc.*	9,546	432,147
Blackbaud, Inc.*	799	60,293
Blackline, Inc.*	5,015	551,901
Blend Labs, Inc., Class A*	22,174	253,671
BM Technologies, Inc.*	127,220	1,533,001
Bottomline Technologies de, Inc.*	2,442	109,499
Cardlytics, Inc.*	5,928	400,614
CDK Global, Inc.	31,345	1,211,171
Cogent Communications Holdings, Inc.	1,297	97,184
Computer Programs & Systems, Inc.*	31,642	932,490
Concentrix Corp.	830	137,780
CSG Systems International, Inc.	2,981	157,128
Digimarc Corp.*	1,912	82,025
Docebo, Inc.*	32,491	2,314,659
DoubleVerify Holdings, Inc.*	10,671	329,520
Ebix, Inc.	5,151	157,415
Everbridge, Inc.*	4,023	456,289
HireRight Holdings Corp.*	26,230	486,829
Jamf Holding Corp.*	23,297	750,862
JFrog Ltd.*	12,971	414,553
LivePerson, Inc.*	21,595	834,863
ManTech International Corp., Class A	2,301	156,353
MicroStrategy, Inc. Class A*	480	346,286
Motorsport Games, Inc., Class A*	19,675	184,158
NextGen Healthcare, Inc.*	4,837	74,973
Pagerduty, Inc.*	12,400	439,580
Phreesia, Inc.*	26,620	1,535,442
Progress Software Corp.	5,306	257,076
PubMatic, Inc., Class A*	44,716	1,760,469
Schrodinger, Inc.*	5,475	214,510
Smith Micro Software, Inc.*	536,470	2,939,856
Sophia Genetics SA*	21,842	305,351
Sprout Social, Inc., Class A*	3,482	388,870
Tabula Rasa HealthCare, Inc.*	2,029	23,070
Take-Two Interactive Software, Inc.*	3,504	581,243
Workiva, Inc.*	3,294	459,414
Yext, Inc.*	38,593	372,808
Zovio, Inc.*	220,653	302,295
		28,755,476
Telecommunications — 2.3%
ADTRAN, Inc.	2,818	57,431
Aviat Networks, Inc.*	32,812	1,028,328
Calix, Inc.*	62,531	4,187,076
Cambium Networks Corp.*	34,719	944,704
Clearfield, Inc.*	31,647	2,048,827
Consolidated Communications Holdings, Inc.*	10,868	81,727
IDT Corp., Class B*	3,111	168,865
Iridium Communications, Inc.*	9,628	370,196
Liberty Latin America Ltd., Class C*	94,028	1,056,875
NetGear, Inc.*	2,616	69,952
One Stop Systems, Inc.*	153,928	785,033
Plantronics, Inc.*	3,217	82,098
Sierra Wireless, Inc.*	53,084	926,316
Viavi Solutions, Inc.*	23,640	350,108
Vonage Holdings Corp.*	3,028	62,437
		12,219,973
Textiles — 0.4%
UniFirst Corp.	9,843	1,886,411
Transportation — 2.4%
Air Transport Services Group, Inc.*	120,194	2,967,590
ArcBest Corp.	7,779	801,859
CryoPort, Inc.*	39,236	2,606,840
Forward Air Corp.	13,552	1,338,260
International Seaways, Inc.	76,483	1,116,652
Knight-Swift Transportation Holdings, Inc., Class A	1,873	107,229
Marten Transport Ltd.	41,167	661,966
PAM Transportation Services, Inc.*	20,948	1,357,221
Saia, Inc.*	5,518	1,827,451
		12,785,068
Water — 0.1%
American States Water Co.	1,758	165,568
California Water Service Group	1,969	124,067
York Water Co., (The)	989	46,345
		335,980
TOTAL COMMON STOCKS
(Cost $344,134,620)		518,460,105
RIGHTS 0.0%
EVERCEL INC CVR*(b)	350,100	–
TOTAL RIGHTS
(Cost $–)		–
SHORT-TERM INVESTMENTS - 3.0%
U.S. Bank Money Market Deposit Account, 0.06%(a)	15,805,995	15,805,995
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,805,995)		15,805,995
TOTAL INVESTMENTS - 100.1%
(Cost $359,940,615)		534,266,100
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(299,688)
NET ASSETS - 100.0%		$533,966,412

*	Non-income producing security
(a)	The rate shown is as of November 30, 2021.
(b)
Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors as of November 30, 2021, these securities amounted to $0 or 0.0% of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

ADARA SMALLER COMPANIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$518,460,105	$518,460,105	$-		$-
Rights	-	-	-	**	–
Short-Term Investments	15,805,995	15,805,995	–		–
Total Investments*	$534,266,100	$534,266,100	$-		$-

* Please refer to Portfolio of Investments for further details.
** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.